UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number	811-10389
Tax-Managed International Equity Portfolio
(Exact Name of Registrant as Specified in Charter)
The Eaton Vance Building, 255 State Street, Boston, Massachusetts	02109
(Address of Principal Executive Offices)	(Zip code)
Alan R. Dynner, Esq. Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and Address of Agent for Services)
Registrant’s Telephone Number, Including Area Code:	(617) 482-8260
Date of Fiscal Year End:	October 31
Date of Reporting Period:	January 31, 2006

Item 1. Schedule of Investments

Tax-Managed International Equity Portfolio                                                                             as of January 31, 2006

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 98.4%

Security	Shares	Value
Aerospace and Defense — 1.1%
Empresa Brasileira de Aeronautica SA ADR	51,000	$2,073,150
		$2,073,150
Airport Operator/Development — 0.6%
BAA PLC	93,500	1,040,008
		$1,040,008
Automobiles — 3.5%
DaimlerChrysler AG	18,000	1,031,760
Honda Motor Co., Ltd.	38,000	2,152,056
Toyota Motor Corp.	60,000	3,103,735
		$6,287,551
Banking — 18.4%
Anglo Irish Bank Corp. PLC	77,400	1,222,067
Australia and New Zealand Banking Group, Ltd.	68,500	1,291,491
Banco Bilbao Vizcaya Argentaria SA	66,700	1,347,287
Banco Santander Central Hispano SA	75,000	1,074,876
Bank of Ireland	66,500	1,137,936
Barclays PLC	300,000	3,201,051
BNP Paribas SA	15,000	1,336,281
Danske Bank A/S	26,700	937,149
DBS Group Holdings, Ltd.	172,000	1,740,532
Deutsche Bank AG	9,000	966,870
HBOS PLC	50,000	878,808
HSBC Holdings PLC	151,780	2,521,044
Mitsubishi Tokyo Financial Group, Inc.	375	5,409,891
Orix Corp.	15,300	3,962,026
Societe Generale	10,300	1,359,168
Sumitomo Trust and Banking Co., Ltd. (The)	90,000	990,722
UBS AG	38,800	4,211,603
		$33,588,802
Beverages — 3.5%
Diageo PLC	90,000	1,338,457
Fomento Economico Mexicano SA de C.V. ADR	44,000	3,446,960
SABMiller PLC	76,000	1,545,054
		$6,330,471
Business Services — 3.7%
Mitsubishi Corp.	290,000	6,777,636
		$6,777,636
Chemicals — 0.9%
BASF AG	20,000	1,575,359
		$1,575,359

Computer Software — 0.2%
UbiSoft Entertainment SA (1)	10,000	$425,135
		$425,135
Consumer Electronics — 2.6%
Canon, Inc.	57,500	3,466,419
Samsung Electronics Co., Ltd.	1,570	1,198,878
		$4,665,297
Distribution/Wholesale/Retail — 3.4%
AEON Co., Ltd.	170,000	4,484,373
Controladora Comercial Mexicana S.A. de C.V.	1,000,000	1,779,632
		$6,264,005
Drugs — 5.3%
Eisai Co., Ltd.	20,000	855,935
Novartis AG	21,000	1,152,098
Roche Holding AG	29,500	4,650,653
Serono SA ADR	50,000	951,500
Serono SA, Class B	1,700	1,287,854
Takeda Pharmaceutical Co., Ltd.	13,000	736,770
		$9,634,810
Engineering and Construction — 1.1%
Vinci SA	22,000	2,049,282
		$2,049,282
Entertainment — 0.7%
Vivendi Universal SA	42,600	1,333,184
		$1,333,184
Financial Services — 4.3%
Fortis	35,000	1,222,334
Grupo Financiero Banorte S.A. de C.V.	500,000	1,191,205
ING Groep NV	90,439	3,225,191
LG Card Co., Ltd. (1)	23,000	1,276,688
Mizuho Financial Group, Inc.	5	40,923
Muenchener Rueckversicherungs-Gesellschaft AG	7,000	949,111
		$7,905,452
Foods — 0.9%
Nestle SA	5,500	1,609,680
		$1,609,680
Home Builders — 1.2%
Sekisui House, Ltd. ADR	134,000	2,092,450
		$2,092,450
Industrial - Conglomerate — 2.3%
Keppel Corp., Ltd.	521,000	4,211,149
		$4,211,149

Insurance — 2.2%
Aviva PLC	91,700	$1,174,691
AXA Company	85,900	2,907,391
		$4,082,082
Machinery — 2.7%
Komatsu, Ltd.	270,000	4,980,998
		$4,980,998
Metals - Industrial — 6.5%
AB SKF ADR	50,000	699,270
BHP Billiton, Ltd.	100,000	1,962,306
Companhia Vale do Rio Doce ADR	55,000	2,440,900
KITZ Corp.	100,000	941,562
Rio Tinto, Ltd.	82,500	4,718,042
Vallourec SA	1,400	981,311
		$11,743,391
Mining — 1.3%
Cameco Corp.	30,000	2,372,400
		$2,372,400
Oil and Gas - Exploration and Production — 2.1%
Advantage Energy Income Fund	80,000	1,673,600
BMB Munai, Inc. (1)	125,000	912,500
EnCana Corp.	24,000	1,196,640
		$3,782,740
Oil and Gas - Integrated — 11.4%
BP PLC	253,264	3,054,016
ENI SPA	75,000	2,270,904
Norsk Hydro ASA	15,000	1,844,645
Petroleo Brasileiro SA ADR	45,000	3,879,000
Royal Dutch Shell PLC, Class B	40,858	1,468,750
Statoil ASA	65,000	1,796,064
Total SA	23,000	6,364,616
		$20,677,995
Oil and Gas - Services — 2.7%
Samchully Co., Ltd. (1)	9,000	1,152,231
Stolt Offshore SA (1)	300,000	3,809,028
		$4,961,259
Real Estate — 1.8%
Cheung Kong Holdings, Ltd.	160,000	1,722,933
Sun Hung Kai Properties, Ltd.	155,000	1,610,789
		$3,333,722
Telecommunication Equipment — 0.9%
Nokia Oyj	90,000	1,649,808
		$1,649,808

Telecommunication Services — 3.0%
BT Group PLC	730,000	$2,666,728
Philippine Long Distance Telephone Co. ADR	55,300	1,979,187
Vodafone Group PLC ADR	36,000	759,960
		$5,405,875
Tobacco — 2.2%
British American Tobacco PLC	70,000	1,576,257
Japan Tobacco, Inc.	150	2,331,350
		$3,907,607
Transportation — 2.2%
Canadian Pacific Railway, Ltd.	61,000	2,919,015
Cosco Corp., Ltd.	1,600,000	1,116,469
		$4,035,484
Utilities - Electric — 3.8%
British Energy Group PLC (1)	100,000	1,083,231
Enel SPA	152,000	1,287,442
Iberdrola SA	29,000	824,850
RWE AG	46,000	3,789,535
		$6,985,058
Utilities - Electrical and Gas — 1.9%
E. ON AG	15,340	1,711,971
Endesa SA	34,000	975,284
Scottish and Southern Energy PLC	44,500	845,308
		$3,532,563
Total Common Stocks (identified cost $115,341,043)		$179,314,403

Short-Term Investments — 0.8%

	Principal
	Amount
Security	(000’s omitted)	Value
Investors Bank and Trust Company Time Deposit, 4.51%, 2/1/06	$1,399	$1,399,000
Total Short-Term Investments (at amortized cost, $1,399,000)		$1,399,000
Total Investments — 99.2% (identified cost $116,740,043)		$180,713,403
Other Assets, Less Liabilities — 0.8%		$1,417,399
Net Assets — 100.0%		$182,130,802

ADR	—	American Depository Receipt
(1)		Non-income producing security.

Country Concentration of Portfolio

	Percentage
Country	of Net Assets	Value
Australia	4.4%	$7,971,840
Belgium	0.7%	1,222,333
Brazil	4.6%	8,393,050
Canada	4.5%	8,161,655
Denmark	0.5%	937,149
Finland	0.9%	1,649,807
France	9.2%	16,756,368
Germany	5.5%	10,024,605
Hong Kong	1.8%	3,333,722
Ireland	1.3%	2,360,004
Italy	1.9%	3,558,347
Japan	23.2%	42,326,845
Kazakhstan	0.5%	912,500
Mexico	3.5%	6,417,797
Netherlands	1.8%	3,225,191
Norway	4.1%	7,449,737
Philippines	1.1%	1,979,187
Republic of Korea	2.0%	3,627,797
Singapore	3.9%	7,068,151
Spain	2.3%	4,222,297
Sweden	0.4%	699,270
Switzerland	7.6%	13,863,389
United Kingdom	12.7%	23,153,362
Total Common Stocks	98.4%	$179,314,403
Short-Term Investments	0.8%	$1,399,000

The Portfolio did not have any open financial instruments at January 31, 2006.

The cost and unrealized appreciation (depreciation) in value of the investments owned at January 31, 2006, as computed on a federal income tax basis, were as follows:

Aggregate cost	$116,740,043
Gross unrealized appreciation	$64,001,040
Gross unrealized depreciation	(27,680)
Net unrealized appreciation	$63,973,360

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Tax-Managed International Equity Portfolio

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President and Principal Executive Officer
Date:	March 21, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President and Principal Executive Officer
Date:	March 21, 2006

By:	/s/ Kristin S. Anagnost
Kristin S. Anagnost
Treasurer and Principal Financial Officer
Date:	March 21, 2006